RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Trade and other receivables
	December 31, 2019	December 31, 2018	December 31, 2017
Input tax recoverable	$20,741	$36,399	$10,562
Trade receivable	195,433	-	24,091
Subscriptions receivable	30,497	-	-
	$246,671	$36,399	$34,653